Cover	May 07, 2021	May 06, 2021
Entity Information [Line Items]
Document Type	8-K
Document Period End Date	May 07, 2021
Entity Registrant Name	Paya Holdings Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-819881
Entity Tax Identification Number	85-2199433
Entity Address, Address Line One	303 Perimeter Center North
Entity Address, Address Line Two	Suite 600
Entity Address, City or Town	Atlanta
Entity Address, State or Province	GA
Entity Address, Postal Zip Code	30346
City Area Code	800
Local Phone Number	261-0240
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag		false
Entity Central Index Key		0001819881
Common Stock, par value $0.0001 per share
Entity Information [Line Items]
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	PAYA
Warrants, each to purchase one share of Common Stock
Entity Information [Line Items]
Title of 12(b) Security	Warrants, each to purchase one share of Common Stock
Trading Symbol	PAYAW